Revenue	12 Months Ended
Dec. 31, 2025
Revenue
Revenue

(5) Revenue

-Accounting Principles-

Revenue from contracts with customers

Revenue is recognized when the control over separable goods, services or research services is transferred to the customer, provided that a contract with enforceable rights and obligations exists and that collectability of consideration is probable. The Group assesses collectability based on a number of factors, including past transaction history with the customer and the customer’s creditworthiness.

Contracts entered into at or near the same time with the same customer (or related parties of the customer) are evaluated for combination. They are accounted for as a single contract when they are negotiated as a package with a single commercial objective, when the consideration in one contract depends on the price or performance of another contract, or when the goods or services promised across the contracts represent a single performance obligation. In assessing whether contracts should be combined, the Group considers the overall commercial substance of the arrangements to ensure that revenue recognition reflects the economic reality of the transaction.

Multi-element contracts

The Group regularly enters into arrangements for the R&D and subsequent manufacture of product candidates. Such arrangements may require the Group to deliver various rights, services and/or goods, including IP rights, licenses, technology access fee, R&D services, and manufacturing services. The underlying terms of these arrangements generally provide for consideration to the Group in the form of non-refundable upfront fees, development and R&D or commercial performance milestone payments, royalty payments or profit sharing.

In arrangements involving more than one performance obligation, each required performance obligation is evaluated to determine whether it qualifies as a distinct performance obligation based on whether:

●	the customer can benefit from the good or service either on its own or together with other resources that are readily available and
●	the good or service is separately identifiable from other promises in the contract.

The consideration under the arrangement is then allocated to each separate distinct performance obligation based on its respective relative stand-alone selling price. The estimated selling price of each deliverable reflects the Group´s best estimate of what the selling price would be if the deliverable was regularly sold by the Group on a stand-alone basis or by using an adjusted market assessment approach if the selling price on a stand-alone basis is not available.

The consideration allocated to each distinct performance obligation is recognized as revenue when control of the related goods or services is transferred. For performance obligations satisfied over time, the Group usually uses an FTE input-based method to determine the percentage of completion as this method properly reflects the Group’s progress in satisfying the performance obligation. In rare instances, the Group enters into performance obligations of providing a service of standing ready to provide goods or services.

Consideration associated with at-risk substantive performance milestones is recognized as revenue when it is highly probable that a significant reversal of the cumulative revenue recognized will not occur.

Material payments for those services are generally made in advance by the customer and recorded as contract liabilities until the related performance obligations are satisfied.

Contract assets are recognized in case the Group´s progress of completion of its performance obligations exceeds the amount of the payments received.

Milestone payments

Milestone payments for R&D are contingent upon the occurrence of a future event and represent a variable consideration. The Group usually estimates at contract’s inception that the most likely amount for milestone payments is zero. The most likely amount method of estimation is considered the most predictive for the outcome since the outcome is binary; e.g. achieving a specific success in clinical development (or not).

The Group includes milestone payments in the total transaction price only to the extent that it is highly probable that a significant reversal of revenue will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

Service Fees

Service fees for the assignment of personnel to R&D collaborations are recognized as revenue in the period the services were provided.

Other fees

Other fees consist substantially of technology access fees. Revenue from technology access fees is recognized over the related service period. Payments for technology access fees are generally paid in full or in parts in advance and recorded as contract liabilities until earned.

Licenses of IP

The Group distinguishes between the right to use IP and the right to access IP. Revenue for a right-to-use license is recognized by the Group when the licensee can use and benefit from the IP after the license term begins, e.g., the Group has no further obligations in the context of the out-licensing of a drug candidate or technology. In practice that means at the date of the sale or when the licensee gains effectively access.

Revenue from a right to access license of the IP is recognized when the Group undertakes activities during the license term that significantly affect the IP, the customer is directly exposed to any positive or negative effects of these activities, and these activities do not result in the transfer of a good or service to the customer. Revenue from the right to access the IP are recognized on a straight-line basis over the license term.

Royalties

The Group receives royalties generated from successful development. Those royalties are generally sales based with additional milestones payments depending on the underlying market or product. The revenue generated from royalties is recognized as the underlying sales occur when it is highly probable that the consideration will be received.

Financing component and time value of money

The Group does not enter into arrangements where the period between the transfer of the promised goods or services to the customer and payment by the customer exceeds one year or the cash consideration and the stand alone selling price differs significantly. Additionally, the Group does not consider any prepayments provided by the customer as financing components. Consequently, the Group does not adjust any of the transaction prices for the time value of money.

Contract assets

Contract assets correspond to amounts accrued or due by customers for work in progress depending on the stage of completion of the analysis/work performed. The Group regularly assesses the state of its billing operations and the level of payer’s reimbursements based on specific facts and circumstances and historical recoverability data in order to identify issues which may impact the collection.

Contract liabilities

A contract liability is the obligation of the Group to transfer goods or services to a customer for which the Group has received a consideration (or an amount of consideration is due). If a customer pays the consideration before the Group transfers goods or services to the customer, a contract liability is recognized when the payment is made, or the payment is due (whichever is earlier). Contract liabilities are recognized as revenue when the Group fulfills its contractual obligation. The Group´s contracts do not include financing components as all up-front consideration received are prepayments on service obligations.

Revenue Recognition from Contributions

The Group receives private contributions for which the existence of an adequate exchange transaction for research projects serving the public good is refuted. A realization of revenue from contracts with customers is not possible. A private contribution exists for which a contribution revenue item is recognized.

The effect on profit or loss is immediate or occurs over the period in which the subsidized service is provided. A liability item must be recognized for a contribution that has already been received, but this is not a contractual obligation, but rather other liability. The reversal of the liability item is gross, i.e., as contribution revenue separately from the revenue.

-Revenue-

The following schedule entails detailed information about the Group’s revenue in the financial year 2025:

	Discovery &
	Preclinical	Just - Evotec
in k€	Development	Biologics	Evotec Group
Revenue from contracts with customers
Fee for services and FTE-based research services	468,515	144,412	612,927
Material re-charges to customers	31,892	—	31,892
Milestone fees	9,615	—	9,615
Licenses	7,314	115,031	122,345
Other fees	300	—	300
Total revenue from contracts with customers	517,636	259,443	777,079
Timing of revenue recognition
At a point in time	49,121	115,031	164,152
Over a period of time	468,515	144,412	612,927
Total revenue from contracts with customers	517,636	259,443	777,079
Revenue from contributions	11,294	—	11,294
Total Revenue	528,930	259,443	788,373

The following schedule entails detailed information about the Group’s revenue in the financial year 2024:

	Discovery &
	Preclinical	Just - Evotec
in k€	Development	Biologics	Evotec Group
Revenue from contracts with customers
Fee for services and FTE-based research services	553,963	183,431	737,394
Material re-charges to customers	38,578	—	38,578
Milestone fees	2,871	—	2,871
Licenses	3,130	—	3,130
Other fees	544	—	544
Total revenue from contracts with customers	599,086	183,431	782,517
Timing of revenue recognition
At a point in time	83,157	44,123	127,280
Over a period of time	515,929	139,308	655,237
Total revenue from contracts with customers	599,086	183,431	782,517
Revenue from contributions	12,308	2,142	14,450
Total Revenue	611,394	185,573	796,967

The following schedule entails detailed information about the Group’s revenue in the financial year 2023:

	Discovery &
	Preclinical	Just - Evotec
in k€	Development	Biologics	Evotec Group
Revenue from contracts with customers
Fee for services and FTE-based research services	619,437	107,492	726,929
Material re-charges to customers	37,561	—	37,561
Milestone fees	4,785	—	4,785
Licenses	674	1	675
Other fees	2,059	—	2,059
Total revenue from contracts with customers	664,516	107,493	772,009
Timing of revenue recognition
At a point in time	42,345	46,242	88,587
Over a period of time	622,171	61,251	683,421
Total revenue from contracts with customers	664,516	107,493	772,009
Revenue from contributions	8,461	956	9,417
Total Revenue	672,977	108,449	781,426

The transaction prices allocated to the remaining performance obligation (unsatisfied or partially unsatisfied) are as follows:

in k€	December 31, 2025	December 31, 2024*	December 31, 2023
In the course of the following year	258,618	460,835	571,825
After one year	190,240	885,577	335,427

*Change from prior year disclosed amount

The decrease in the remaining performance obligation in 2025 compared to previous years is mainly due to the contract modification of an existing contractual commitment with a new contractual arrangement, The compensation stipulated herein includes a high proportion of success-based milestones and royalties, which are not considered in the calculation of the remaining performance obligation.

During the year 2025 no material revenue was recognized from performance obligations that were already completely fulfilled in prior reporting periods.

In 2025 and 2024, two customers contributed more than 10% of consolidated revenue totaling € 292,314k (2024: € 256,691k), of which € 153,262k (2024: € 90,995k) related to the JEB segment and € 139,052k (2024: € 165,696k) to the D&PD segment.

In 2023, one customer contributed more than 10% of consolidated revenue totaling € 195,386k, related to the D&PD segment.

-Contract Assets-

In the course of the reporting year, contract assets changed as follows:

in k€	2025	2024
Balance as of January 1	46,034	25,000
Additions	263,025	201,016
Reclassifications to trade receivables due to invoicing	(275,559)	(181,469)
Translation differences and other	(5,205)	1,487
Balance as of December 31	28,295	46,034

As of December 31, 2025 and 2024, no risk provision was recorded given the creditworthiness of the customers with outstanding balances. The decrease in the contract asset balance from December 31, 2024 to December 31, 2025 occurred in the normal course of business.

-Contract Liabilities-

As of December 31, 2025 and 2024, current and non-current contract liabilities mainly originated from the upfront payments relating to the contracts with the Group’s largest customer in the amount of € 214,985k (December 31, 2024: € 215,108k) of which € 73,099k (December 31, 2024: € 57,862k) are classified as current contract liabilities.

	Current		Non-current
in k€	2025	2024	2025	2024
Balance as of January 1	106,599	97,587	156,679	155,287
Additions	141,168	220,121	69,649	94,574
Reduction due to recognition of revenue	(222,724)	(303,748)	—	—
Divestment of affiliated companies	—	(1,069)	—	—
Reclassification from non-current to current	81,004	93,181	(81,004)	(93,182)
Translation differences and other	(1,198)	526	—	—
Balance as of December 31	104,849	106,599	145,324	156,679